Segment Reporting	9 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting

The Company has two reportable segments, its conventional tanker segment and its ship-to-ship transfer segment. The Company’s conventional tanker segment consists of the operation of all of its tankers, including those employed on full service lightering contracts. The Company’s ship-to-ship transfer segment consists of the Company’s lightering support services, including those provided to the Company’s conventional tanker segment as part of full service lightering operations, as well as consultancy, liquefied natural gas (LNG) terminal management and other related services. Segment results are evaluated based on income from operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements.

The following tables include results for the Company’s revenues and income from vessel operations by segment for the three and nine months ended September 30, 2017 and September 30, 2016.

Three Months Ended September 30, 2017
	Conventional Tanker Segment	Ship-to-Ship Transfer Segment	Inter-segment Adjustment (1)	Total
	$	$	$	$
Revenues (2)	81,758	11,902	(2,422)	91,238
Voyage expenses	(20,725)	—	2,422	(18,303)
Vessel operating expenses	(32,227)	(8,731)	—	(40,958)
Time-charter hire expense	(4,629)	(1,206)	—	(5,835)
Depreciation and amortization	(23,071)	(1,257)	—	(24,328)
General and administrative expenses (3)	(6,823)	(799)	—	(7,622)
(Loss) gain on sale of vessels	(7,968)	42	—	(7,926)
Loss from operations	(13,685)	(49)	—	(13,734)

Equity loss	(274)	—	—	(274)

Three Months Ended September 30, 2016
	Conventional Tanker Segment	Ship-to-Ship Transfer Segment	Inter-segment Adjustment (1)	Total
	$	$	$	$
Revenues (2)	100,559	9,837	(842)	109,554
Voyage expenses	(15,480)	—	842	(14,638)
Vessel operating expenses	(37,462)	(7,321)	—	(44,783)
Time-charter hire expense	(10,784)	(551)	—	(11,335)
Depreciation and amortization	(24,651)	(1,237)	—	(25,888)
General and administrative expenses (3)	(7,597)	(617)	—	(8,214)
Loss on sale of vessels	(7,903)	—	—	(7,903)
(Loss) income from operations	(3,318)	111	—	(3,207)

Equity income	567	—	—	567

Nine Months Ended September 30, 2017
	Conventional Tanker Segment	Ship-to-Ship Transfer Segment	Inter-segment Adjustment (1)	Total
	$	$	$	$
Revenues (2)	299,154	39,387	(8,029)	330,512
Voyage expenses	(69,517)	—	8,029	(61,488)
Vessel operating expenses	(100,586)	(31,363)	—	(131,949)
Time-charter hire expense	(23,698)	(3,761)	—	(27,459)
Depreciation and amortization	(69,857)	(3,795)	—	(73,652)
General and administrative expenses (3)	(22,258)	(2,617)	—	(24,875)
(Loss) gain on sale of vessels	(12,545)	50	—	(12,495)
Income (loss) from operations	693	(2,099)	—	(1,406)

Equity loss	(27,174)	—	—	(27,174)

Nine months ended September 30, 2016
	Conventional Tanker Segment	Ship-to-Ship Transfer Segment	Inter-segment Adjustment (1)	Total
	$	$	$	$
Revenues (2)	398,440	30,922	(2,013)	427,349
Voyage expenses	(38,501)	—	2,013	(36,488)
Vessel operating expenses	(112,248)	(23,997)	—	(136,245)
Time-charter hire expense	(46,670)	(1,294)	—	(47,964)
Depreciation and amortization	(74,925)	(3,651)	—	(78,576)
General and administrative expenses (3)	(24,773)	(2,415)	—	(27,188)
(Loss) gain on sale of vessels	(14,323)	—	—	(14,323)
Income (loss) from operations	87,000	(435)	—	86,565

Equity income	6,416	—	—	6,416

(1)
The ship-to-ship transfer segment provides lightering support services to the conventional tanker segment for full service lightering operations and the pricing for such services was based on actual costs incurred per voyage starting January 1, 2017 (2016 - based on estimated costs of approximately $25,000 per voyage).

(2)	Revenues, net of the inter-segment adjustment, earned from the ship-to-ship transfer segment are reflected in Other Revenues in the Company's consolidated statements of (loss) income.

(3)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	As at	As at
	September 30, 2017	December 31, 2016
	$	$
Conventional Tanker Segment	1,635,684	1,828,550
Ship-to-Ship Transfer Segment	39,663	41,663
Cash and cash equivalents	60,606	94,157
Consolidated total assets	1,735,953	1,964,370